ANNUAL REPORT
DECEMBER 31, 1997












                             THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES












[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

ASSETS:
   Investments in eligible funds at market value:
     Travelers Series Fund Inc., 135,192,899 shares (cost $1,087,810,499)                     $1,405,207,502
     The Travelers Series Trust, 2,275,828 shares (cost $26,559,568)                              28,584,396
     Greenwich Street Series Fund, 8,896,982 shares (cost $125,872,665)                          156,764,826
     Smith Barney Concert Allocation Series Inc., 973,535 shares (cost $10,543,838)               10,883,052
                                                                                              ---------------

         Total Investments (cost $1,250,786,570)                                                                   $1,601,439,776

   Receivables:
     Dividends                                                                                                             96,514
     Purchase payments and transfers from other Travelers accounts                                                      1,286,970
   Other assets                                                                                                               660
                                                                                                                   --------------

       Total Assets                                                                                                 1,602,823,920
                                                                                                                   --------------

LIABILITIES:
   Payable for contract surrenders and transfers to other Travelers accounts                                            1,105,055
   Accrued liabilities                                                                                                    106,246
                                                                                                                  ---------------

       Total Liabilities                                                                                                 1,211,301
                                                                                                                   ---------------

NET ASSETS:                                                                                                         $1,601,612,619
                                                                                                                   ===============


                       See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME:
   Dividends                                                                                         $  9,991,782

EXPENSES:
   Insurance charges                                                            $  14,861,228
   Administrative fees                                                              2,087,661
                                                                                -------------

     Total expenses                                                                                    16,948,889
                                                                                                     ------------

       Net investment loss                                                                              (6,957,107)
                                                                                                     -------------

REALIZED GAIN AND CHANGE IN UNREALIZED GAIN ON
    INVESTMENTS:
   Realized gain from investment transactions:
     Proceeds from investments sold                                               126,237,914
     Cost of investments sold                                                     109,741,686
                                                                                -------------
       Net realized gain                                                                               16,496,228

   Change in unrealized gain on investments:
     Unrealized gain at December 31, 1996                                         149,706,480
     Unrealized gain at December 31, 1997                                         350,653,206
                                                                                -------------

       Net change in unrealized gain for the year                                                      200,946,726
                                                                                                     -------------

         Net realized gain and change in unrealized gain                                               217,442,954
                                                                                                     -------------

   Net increase in net assets resulting from operations                                              $ 210,485,847
                                                                                                     =============

                       See Notes to Financial Statements

                              THE TRAVELERS FUND BD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                                        1997                1996
                                                                                        ----                ----
OPERATIONS:
   Net investment income (loss)                                                  $      (6,957,107)  $     19,566,875
   Net realized gain from investment transactions                                       16,496,228          2,514,864
   Net change in unrealized gain on investments                                        200,946,726        116,620,455
                                                                                 ------------------  -----------------

     Net increase in net assets resulting from operations                              210,485,847        138,702,194
                                                                                 ------------------  -----------------

UNIT TRANSACTIONS:
   Participant purchase payments
     (applicable to 173,653,228 and 309,302,224 units, respectively)                   247,618,592        383,170,981
   Participant transfers from other Travelers accounts
     (applicable to 197,508,694 and 144,063,150 units, respectively)                   271,785,612        180,135,696
   Administrative charges
     (applicable to 161,299 and 151,433 units, respectively)                              (255,069)          (194,398)
   Contract surrenders
     (applicable to 30,642,711 and 16,185,043 units, respectively)                     (46,085,851)       (20,667,720)
   Participant transfers to other Travelers accounts
     (applicable to 166,674,925 and 97,380,805 units, respectively)                   (209,625,801)      (112,209,151)
   Other payments to participants
     (applicable to 8,039,959 and 6,579,537 units, respectively)                       (12,044,229)        (8,630,013)
                                                                                 ------------------  -----------------

       Net increase in net assets resulting from unit transactions                     251,393,254        421,605,395
                                                                                 ------------------  -----------------

         Net increase in net assets                                                    461,879,101        560,307,589

NET ASSETS:
   Beginning of year                                                                 1,139,733,518        579,425,929
                                                                                 ------------------  -----------------

   End of year                                                                   $   1,601,612,619   $  1,139,733,518
                                                                                 ==================  =================


                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund BD for Variable Annuities ("Fund BD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund BD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Fund BD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1997, the eligible funds available under Fund BD are: Alliance Growth Portfolio, Van Kampen American Capital Enterprise Portfolio, TBC Managed Income Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, Smith Barney Pacific Basin Portfolio, MFS Total Return Portfolio, and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; MFS Emerging Growth Portfolio of The Travelers Series Trust; Total Return Portfolio of Greenwich Street Series Fund (formerly Smith Barney Series
Fund); and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund BD in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Fund BD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund BD. Fund BD is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $372,056,250 and $126,237,914, respectively, for the year ended December 31, 1997. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $1,250,786,570 at December 31, 1997. Gross unrealized appreciation for all investments at December 31, 1997 was $354,115,223. Gross unrealized depreciation for all investments at December 31, 1997 was $3,462,017.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. For contracts with a standard death benefit provision, these charges are equivalent to 1.02% of the average net assets of Fund BD on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.30% of the average net assets of Fund BD on an annual basis.

Administrative fees are paid for administrative expenses incurred by The Travelers. This charge is equivalent to 0.15% of the average net assets of Fund BD on an annual basis.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within six years of its payment date. Contract surrender payments include $1,016,421 and $407,279 of contingent deferred sales charges for the years ended December 31, 1997 and 1996, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                           DECEMBER 31, 1997
                                                       -------------------------------------------------------
                                                       ACCUMULATION    ANNUITY          UNIT           NET
                                                          UNITS        UNITS            VALUE         ASSETS
                                                          -----        -----            -----        ------
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio
     Standard                                          144,292,812      13,916      $   2.276      $328,468,830
     Enhanced                                           30,063,294          --          2.254        67,755,783
   Van Kampen American Capital Enterprise Portfolio
     Standard                                           55,871,473          --          2.103       117,512,237
     Enhanced                                           13,032,150          --          2.083        27,140,339
   TBC Managed Income Portfolio
     Standard                                           17,886,675          --          1.261        22,550,485
     Enhanced                                            3,090,967          --          1.248         3,858,804
   G.T. Global Strategic Income Portfolio
     Standard                                           12,826,830       7,275          1.397        17,927,028
     Enhanced                                            2,883,105          --          1.383         3,987,606
   Smith Barney High Income Portfolio
     Standard                                           42,964,010          --          1.463        62,840,288
     Enhanced                                            8,914,618      11,992          1.448        12,927,635
   Smith Barney International Equity Portfolio
     Standard                                           87,384,896      25,871          1.240       108,414,825
     Enhanced                                           18,730,554          --          1.228        23,002,327
   Smith Barney Income and Growth Portfolio
     Standard                                           71,149,294          --          1.913       136,076,848
     Enhanced                                           15,382,871          --          1.894        29,130,724
   Smith Barney Money Market Portfolio
     Standard                                           38,096,919          --          1.140        43,436,024
     Enhanced                                            8,609,673       9,223          1.129         9,730,021
   Putnam Diversified Income Portfolio
     Standard                                           51,751,252      17,907          1.332        68,970,333
     Enhanced                                           12,712,755      11,025          1.319        16,784,534
   Smith Barney Pacific Basin Portfolio
     Standard                                           10,573,470      10,986          0.700         7,404,811
     Enhanced                                            3,228,190          --          0.693         2,236,205
   MFS Total Return Portfolio
     Standard                                           83,810,525      18,274          1.648       138,162,176
     Enhanced                                           17,373,326          --          1.632        28,352,172
   AIM Capital Appreciation Portfolio
     Standard                                           91,233,697          --          1.206       110,022,870
     Enhanced                                           15,590,753          --          1.198        18,684,637

THE TRAVELERS SERIES TRUST
   MFS Emerging Growth Portfolio
     Standard                                           19,165,838          --          1.204        23,079,313
     Enhanced                                            4,600,192          --          1.200         5,521,440

GREENWICH STREET SERIES FUND
   Total Return Portfolio
     Standard                                           75,811,595          --          1.790       135,717,180
     Enhanced                                           11,852,617          --          1.775        21,034,830

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
   Select High Growth Portfolio
     Standard                                              602,892          --          1.090           656,883
     Enhanced                                              230,988          --          1.087           251,101
   Select Growth Portfolio
     Standard                                            2,261,767          --          1.099         2,486,125
     Enhanced                                            1,403,455          --          1.097         1,539,181
   Select Balanced Portfolio
     Standard                                            3,114,900          --          1.093         3,404,772
     Enhanced                                              777,806          --          1.091           848,265
   Select Conservative Portfolio
     Standard                                              640,107          --          1.108           709,010
     Enhanced                                              188,414          --          1.105           208,247
   Select Income Portfolio
     Standard                                              425,391          --          1.106           470,457
     Enhanced                                              279,345          --          1.104           308,273
                                                                                                    -----------

Net Contract Owners' Equity                                                                      $1,601,612,619
                                                                                                 ==============

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                                  NO. OF                    MARKET
                                                                                    SHARES                    VALUE
                                                                              -------------------       -------------------
   TRAVELERS SERIES FUND INC. (87.7%)
     Alliance Growth Portfolio (Cost $260,522,008)                                    18,305,318        $      396,310,131
     Van Kampen American Capital Enterprise Portfolio (Cost $102,564,107)              7,115,116               144,650,317
     TBC Managed Income Portfolio (Cost $24,513,523)                                   2,249,351                26,407,384
     G.T. Global Strategic Income Portfolio (Cost $19,357,902)                         1,722,888                21,984,053
     Smith Barney High Income Portfolio (Cost $65,033,343)                             5,616,738                75,713,633
     Smith Barney International Equity Portfolio (Cost $115,505,604)                  10,235,175               132,033,755
     Smith Barney Income and Growth Portfolio (Cost $118,852,689)                      8,660,484               165,155,439
     Smith Barney Money Market Portfolio (Cost $52,211,639)                           52,211,639                52,211,639
     Putnam Diversified Income Portfolio (Cost $78,013,256)                            6,883,005                85,762,238
     Smith Barney Pacific Basin Portfolio (Cost $13,301,097)                           1,360,869                 9,839,080
     MFS Total Return Portfolio (Cost $127,242,368)                                   10,430,108               166,464,516
     AIM Capital Appreciation Portfolio (Cost $110,692,963)                           10,402,208               128,675,317
                                                                              -------------------       -------------------
       Total (Cost $1,087,810,499)                                                   135,192,899             1,405,207,502
                                                                              -------------------       -------------------

   THE TRAVELERS SERIES TRUST (1.8%)
     MFS Emerging Growth Portfolio
       Total (Cost $26,559,568)                                                        2,275,828                28,584,396
                                                                              -------------------       -------------------

   GREENWICH STREET SERIES FUND (9.8%)
     Total Return Portfolio
       Total (Cost $125,872,665)                                                       8,896,982               156,764,826
                                                                              -------------------       -------------------

   SMITH BARNEY CONCERT ALLOCATION SERIES INC. (0.7%)
     Select High Growth Portfolio (Cost $890,722)                                         82,475                   908,045
     Select Growth Portfolio (Cost $3,908,192)                                           359,748                 4,025,583
     Select Balanced Portfolio (Cost $4,107,069)                                         379,761                 4,253,321
     Select Conservative Portfolio (Cost $887,097)                                        81,830                   917,319
     Select Income Portfolio (Cost $750,758)                                              69,721                   778,784
                                                                              -------------------       -------------------
       Total (Cost $10,543,838)                                                          973,535                10,883,052
                                                                              -------------------       -------------------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $1,250,786,570)                                                                                $    1,601,439,776
                                                                                                        ===================

6. SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
   FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                                 VAN KAMPEN
                                                                                               AMERICAN CAPITAL
                                                          ALLIANCE GROWTH PORTFOLIO          ENTERPRISE PORTFOLIO
                                                        ------------------------------   ------------------------------
                                                             1997            1996             1997            1996
                                                             ----            ----             ----            ----
INVESTMENT INCOME:
Dividends                                               $           -   $   9,816,609    $           -   $     289,639
                                                        --------------  --------------   --------------  --------------

EXPENSES:
Insurance charges                                           3,484,456       2,169,443        1,307,064         751,363
Administrative fees                                           489,067         303,331          182,856         104,909
                                                        --------------  --------------   --------------  --------------
      Net investment income (loss)                         (3,973,523)      7,343,835       (1,489,920)       (566,633)
                                                        --------------  --------------   --------------  --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                          9,474,065       3,105,789        4,920,636         627,969
    Cost of investments sold                                5,149,051       2,042,913        2,725,362         435,377
                                                        --------------  --------------   --------------  --------------

      Net realized gain (loss)                              4,325,014       1,062,876        2,195,274         192,592
                                                        --------------  --------------   --------------  --------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year               55,466,067      13,022,560       15,559,508       2,189,023
    Unrealized gain (loss) end of year                    135,788,123      55,466,067       42,086,210      15,559,508
                                                        --------------  --------------   --------------  --------------

      Net change in unrealized gain (loss) for the year    80,322,056      42,443,507       26,526,702      13,370,485
                                                        --------------  --------------   --------------  --------------

Net increase (decrease) in net assets
      resulting from operations                            80,673,547      50,850,218       27,232,056      12,996,444
                                                        --------------  --------------   --------------  --------------



UNIT TRANSACTIONS:
Participant purchase payments                              40,562,814      61,004,662       18,439,770      26,547,791
Participant transfers from other Travelers accounts        43,204,274      35,105,480       19,182,622      13,168,168
Administrative charges                                        (61,775)        (50,141)         (20,788)        (15,153)
Contract surrenders                                       (10,464,529)     (4,437,655)      (3,078,021)     (1,434,621)
Participant transfers to other Travelers accounts         (23,241,706)    (11,489,385)      (8,857,958)     (3,275,514)
Other payments to participants                             (2,805,494)     (1,941,149)        (767,624)       (425,382)
                                                        --------------  --------------   --------------  --------------

    Net increase (decrease) in net assets resulting
      from unit transactions                               47,193,584      78,191,812       24,898,001      34,565,289
                                                        --------------  --------------   --------------  --------------

      Net increase (decrease) in net assets               127,867,131     129,042,030       52,130,057      47,561,733



NET ASSETS:
    Beginning of year                                     268,357,482     139,315,452       92,522,519      44,960,786
                                                        --------------  --------------   --------------  --------------

    End of year                                         $ 396,224,613   $ 268,357,482    $ 144,652,576   $  92,522,519
                                                        ==============  ==============   ==============  ==============


                                                                    TBC MANAGED
                                                                 INCOME PORTFOLIO
                                                           ------------------------------
                                                                1997            1996
                                                                ----            ----
INVESTMENT INCOME:
Dividends                                                  $           -  $      902,359
                                                           -------------- ---------------

EXPENSES:
Insurance charges                                                250,737         199,423
Administrative fees                                               35,401          28,191
                                                           -------------- ---------------
      Net investment income (loss)                              (286,138)        674,745
                                                           -------------- ---------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                             3,174,260       1,963,926
    Cost of investments sold                                   2,802,179       1,832,633
                                                           -------------- ---------------

      Net realized gain (loss)                                   372,081         131,293
                                                           -------------- ---------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                      19,488         392,297
    Unrealized gain (loss) end of year                         1,893,861          19,488
                                                           -------------- ---------------

      Net change in unrealized gain (loss) for the year        1,874,373        (372,809)
                                                           -------------- ---------------

Net increase (decrease) in net assets
      resulting from operations                                1,960,316         433,229
                                                           -------------- ---------------



UNIT TRANSACTIONS:
Participant purchase payments                                  2,963,399       5,994,394
Participant transfers from other Travelers accounts            4,845,290       2,753,639
Administrative charges                                            (3,244)         (2,971)
Contract surrenders                                             (858,530)       (511,153)
Participant transfers to other Travelers accounts             (3,106,909)     (2,333,056)
Other payments to participants                                  (154,410)       (492,301)
                                                           -------------- ---------------

    Net increase (decrease) in net assets resulting
      from unit transactions                                   3,685,596       5,408,552
                                                           -------------- ---------------

      Net increase (decrease) in net assets                    5,645,912       5,841,781



NET ASSETS:
    Beginning of year                                         20,763,377      14,921,596
                                                           -------------- ---------------

    End of year                                            $  26,409,289  $   20,763,377
                                                           ============== ===============

 G.T. GLOBAL STRATEGIC                     SMITH BARNEY                    SMITH BARNEY                  SMITH BARNEY INCOME
       INCOME PORTFOLIO                HIGH INCOME PORTFOLIO       INTERNATIONAL EQUITY PORTFOLIO        AND GROWTH PORTFOLIO
-------------------------------    ------------------------------  ------------------------------    -----------------------------
       1997           1996              1997            1996           1997            1996              1997           1996
       ----           ----              ----            ----           ----            ----              ----           ----

$             -   $  1,482,115     $           -   $   2,988,430   $           -   $     116,506     $           -   $  2,370,046
----------------  -------------    --------------  - ------------  --------------  --------------    - ------------  -------------


        221,824        152,906           686,729         438,067       1,403,546         985,087         1,469,919        829,045
         31,000         21,322            96,473          61,547         197,028         137,895           206,252        116,092
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------
       (252,824)     1,307,887          (783,202)      2,488,816      (1,600,574)     (1,006,476)       (1,676,171)     1,424,909
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------




      2,546,069        401,825         2,222,703       1,164,676      11,259,771         747,728         4,461,821        588,953
      2,087,531        352,981         1,757,816       1,038,182       8,709,043         623,511         2,571,412        402,651
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

        458,538         48,844           464,887         126,494       2,550,728         124,217         1,890,409        186,302
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------


      1,652,102        607,235         2,832,124         684,556      16,240,626       2,744,085        16,956,550      5,357,875
      2,626,151      1,652,102        10,680,290       2,832,124     16,528,151      16,240,626        46,302,750     16,956,550
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

        974,049      1,044,867         7,848,166       2,147,568         287,525      13,496,541        29,346,200     11,598,675
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------


      1,179,763      2,401,598         7,529,851       4,762,878       1,237,679      12,614,282        29,560,438     13,209,886
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------




      3,488,404      5,288,275        14,060,749      19,997,369      13,876,805      28,969,297        22,844,428     35,890,271
      2,136,289      2,019,060         9,013,865       5,668,106      24,134,536      17,689,935        19,144,090     12,396,460
         (3,389)        (3,076)           (9,461)         (6,641)        (26,800)        (24,379)          (20,833)       (15,158)
       (895,332)      (351,124)       (2,497,808)     (1,305,418)     (4,180,951)     (1,875,077)       (4,621,117)    (1,607,648)
     (2,567,154)      (559,024)       (4,280,069)     (3,650,986)    (17,621,021)     (4,085,495)       (7,103,621)    (2,526,626)
       (214,379)      (102,212)         (845,148)       (438,913)       (980,736)       (747,726)         (896,987)      (679,755)
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------


      1,944,439      6,291,899        15,442,128      20,263,517      15,201,833      39,926,555        29,345,960     43,457,544
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

      3,124,202      8,693,497        22,971,979      25,026,395      16,439,512      52,540,837        58,906,398     56,667,430




     18,790,432     10,096,935        52,795,944      27,769,549     114,977,640      62,436,803       106,301,174     49,633,744
----------------  -------------    --------------  --------------  --------------  --------------    -------------- --------------

 $   21,914,634   $ 18,790,432     $  75,767,923   $  52,795,944   $ 131,417,152   $ 114,977,640     $ 165,207,572  $ 106,301,174
================  =============    ==============  ==============  ==============  ==============    ============== ==============

6.    SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)




                                                                  SMITH BARNEY                      PUTNAM
                                                             MONEY MARKET PORTFOLIO       DIVERSIFIED INCOME PORTFOLIO
                                                         -------------------------------  ----------------------------
                                                              1997             1996           1997           1996
                                                              ----             ----           ----           ----
INVESTMENT INCOME:
Dividends                                                $    3,213,162  $    2,820,044   $          -   $  3,684,313
                                                         --------------  --------------   ------------   ------------

EXPENSES:
Insurance charges                                               691,553         626,011        832,481        604,394
Administrative fees                                              97,140          87,663        115,895         83,790
                                                         --------------  --------------   ------------   ------------
      Net investment income (loss)                            2,424,469       2,106,370       (948,376)     2,996,129
                                                         --------------  --------------   ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                           65,523,745      30,479,851      3,837,800      1,057,117
    Cost of investments sold                                 65,523,745      30,479,851      3,295,001        930,448
                                                         --------------  --------------   ------------   ------------

      Net realized gain (loss)                                        -               -        542,799        126,669
                                                         --------------  --------------   ------------   ------------
Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                          -               -      2,471,090      1,447,661
    Unrealized gain (loss) end of year                                -               -      7,748,982      2,471,090
                                                         --------------  --------------   ------------   ------------

      Net change in unrealized gain (loss) for the year               -               -      5,277,892      1,023,429
                                                         --------------  --------------   ------------   ------------

Net increase (decrease) in net assets
      resulting from operations                               2,424,469       2,106,370      4,872,315      4,146,227
                                                         --------------  --------------   ------------   ------------



UNIT TRANSACTIONS:
Participant purchase payments                                30,762,234      61,862,581      9,218,127     21,052,427
Participant transfers from other Travelers accounts          62,016,267      22,480,733     11,219,304      9,058,694
Administrative charges                                           (8,922)         (8,289)       (12,205)       (10,681)
Contract surrenders                                          (3,893,620)     (2,619,667)    (2,731,671)    (1,515,474)
Participant transfers to other Travelers accounts          (102,784,067)    (66,134,151)    (5,338,309)    (3,040,509)
Other payments to participants                                 (965,090)       (387,857)    (1,068,600)      (683,955)
                                                         --------------  --------------   ------------   ------------

    Net increase (decrease) in net assets resulting
      from unit transactions                                (14,873,198)     15,193,350     11,286,646     24,860,502
                                                         --------------  --------------   ------------   ------------

      Net increase (decrease) in net assets                 (12,448,729)     17,299,720     16,158,961     29,006,729



NET ASSETS:
    Beginning of year                                        65,614,774      48,315,054     69,595,906     40,589,177
                                                         --------------  --------------   ------------   ------------

    End of year                                          $   53,166,045  $   65,614,774   $ 85,754,867   $ 69,595,906
                                                         ==============  ==============   ============   ============

                                                                SMITH BARNEY
                                                           PACIFIC BASIN PORTFOLIO
                                                         ---------------------------
                                                             1997           1996
                                                             ----           ----
INVESTMENT INCOME:
Dividends                                                $          -   $     85,088
                                                         ------------   ------------

EXPENSES:
Insurance charges                                             149,387        130,320
Administrative fees                                            20,631         17,916
                                                         ------------   ------------
      Net investment income (loss)                           (170,018)       (63,148)
                                                         ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                          5,466,908      1,510,099
    Cost of investments sold                                5,196,218      1,555,495
                                                         ------------   ------------

      Net realized gain (loss)                                270,690        (45,396)
                                                         ------------   ------------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                  730,895        (94,030)
    Unrealized gain (loss) end of year                     (3,462,017)       730,895
                                                         ------------   ------------

      Net change in unrealized gain (loss) for the year    (4,192,912)       824,925
                                                         ------------   ------------

Net increase (decrease) in net assets
      resulting from operations                            (4,092,240)       716,381
                                                         ------------   ------------



UNIT TRANSACTIONS:
Participant purchase payments                               1,098,434      4,266,062
Participant transfers from other Travelers accounts         6,138,143      3,494,877
Administrative charges                                         (2,611)        (2,485)
Contract surrenders                                          (391,352)      (317,932)
Participant transfers to other Travelers accounts          (6,687,514)    (1,991,724)
Other payments to participants                               (167,008)       (33,381)
                                                         ------------   -------------

    Net increase (decrease) in net assets resulting
      from unit transactions                                  (11,908)     5,415,417
                                                         ------------   -------------

      Net increase (decrease) in net assets                (4,104,148)     6,131,798



NET ASSETS:
    Beginning of year                                      13,745,164      7,613,366
                                                         ------------   -------------

    End of year                                          $  9,641,016   $ 13,745,164
                                                         ============   ============

                                       AIM CAPITAL                   MFS EMERGING
 MFS TOTAL RETURN PORTFOLIO       APPRECIATION PORTFOLIO         OPPORTUNITY PORTFOLIO       TOTAL RETURN PORTFOLIO
-----------------------------  -----------------------------   --------------------------  ----------------------------
      1997          1996             1997          1996            1997          1996           1997          1996
      ----          ----             ----          ----            ----          ----           ----          ----

$            -  $  3,828,423   $            -  $     89,374    $    489,750  $    25,251   $   6,288,870  $  1,642,653
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


     1,509,146       942,815        1,230,949       646,707         178,870        4,468       1,403,023       794,933
       211,891       132,120          174,100        90,846          25,074          636         199,128       112,735
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------
    (1,721,037)    2,753,488       (1,405,049)     (648,179)        285,806       20,147       4,686,719       734,985
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------




     3,016,017     1,262,839        5,073,047     1,197,200         871,766            -       3,961,754       775,947
     2,078,055       979,860        4,185,282     1,126,918         799,941            -       2,459,594       568,235
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

       937,962       282,979          887,765        70,282          71,825            -       1,502,160       207,712
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


    13,391,534     5,006,835        6,615,457      (570,345)       (165,409)           -      17,936,448     2,298,273
    39,222,148    13,391,534       17,982,354     6,615,457       2,024,828     (165,409)     30,892,161    17,936,448
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

    25,830,614     8,384,699       11,366,897     7,185,802       2,190,237     (165,409)     12,955,713    15,638,175
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


    25,047,539    11,421,166       10,849,613     6,607,905       2,547,868     (145,262)     19,144,592    16,580,872
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------




    21,944,124    32,478,099       20,554,804    43,928,872      13,027,745    4,210,333      26,802,207    31,680,548
    17,997,178    15,491,308       22,728,970    23,045,936      10,087,450    1,548,789      16,802,164    16,214,511
       (25,333)      (19,879)         (30,567)      (17,703)         (2,765)           -         (25,728)      (17,842)
    (4,151,503)   (2,264,908)      (4,442,013)   (1,131,730)       (307,580)      (3,561)     (3,519,412)   (1,291,752)
    (6,868,175)   (4,224,343)     (11,556,968)   (5,252,724)     (2,296,339)     (10,963)     (6,823,606)   (3,634,651)
    (1,390,904)   (1,226,965)        (674,175)     (573,279)        (54,962)           -      (1,058,712)     (897,138)
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------


    27,505,387    40,233,312       26,580,051    59,999,372      20,453,549    5,744,598      32,176,913    42,053,676
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

    52,552,926    51,654,478       37,429,664    66,607,277      23,001,417    5,599,336      51,321,505    58,634,548




   113,961,422    62,306,944       91,277,843    24,670,566       5,599,336            -     105,430,505    46,795,957
--------------  ------------   --------------  ------------    ------------  -----------   -------------  ------------

$  166,514,348  $113,961,422   $  128,707,507  $ 91,277,843    $ 28,600,753  $ 5,599,336   $ 156,752,010  $105,430,505
==============  ============   ==============  ============    ============  ===========   =============  ============


6.    SCHEDULE OF FUND BD OPERATIONS AND CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)


                                                           SELECT HIGH GROWTH PORTFOLIO    SELECT GROWTH PORTFOLIO
                                                           -------------------------       ----------------------
                                                              1997         1996                1997       1996
                                                              ----         ----                ----       ----
INVESTMENT INCOME:
Dividends                                                  $       -  $           -        $         -  $      -
                                                           ---------  -------------        -----------  --------

EXPENSES:
Insurance charges                                              4,141              -             17,133         -
Administrative fees                                              559              -              2,332         -
                                                           ---------  -------------        -----------  --------
      Net investment income (loss)                            (4,700)             -            (19,465)        -
                                                           ---------  -------------        -----------  --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                            73,246              -            139,882         -
    Cost of investments sold                                  65,080              -            131,787         -
                                                           ---------  -------------        -----------  --------

      Net realized gain (loss)                                 8,166              -              8,095         -
                                                           ---------  -------------        -----------  --------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                       -              -                  -         -
    Unrealized gain (loss) end of year                        17,323              -            117,391         -
                                                           ---------  -------------        -----------  --------

      Net change in unrealized gain (loss) for the year       17,323              -            117,391         -
                                                           ---------  -------------        -----------  --------

Net increase (decrease) in net assets
      resulting from operations                               20,789              -            106,021         -
                                                           ---------  -------------        -----------  --------



UNIT TRANSACTIONS:
Participant purchase payments                                615,483              -          3,062,980         -
Participant transfers from other Travelers accounts          353,681              -          1,039,939         -
Administrative charges                                          (101)             -               (332)        -
Contract surrenders                                          (29,404)             -            (10,129)        -
Participant transfers to other Travelers accounts            (52,464)             -           (173,173)        -
Other payments to participants                                     -              -                  -         -
                                                           ---------  -------------        -----------  --------

    Net increase (decrease) in net assets resulting
      from unit transactions                                 887,195              -          3,919,285         -
                                                           ---------  -------------        -----------  --------

      Net increase (decrease) in net assets                  907,984              -          4,025,306         -



NET ASSETS:
    Beginning of year                                              -              -                  -         -
                                                           ---------  -------------        -----------  --------

    End of year                                            $ 907,984  $           -        $ 4,025,306  $      -
                                                           =========  =============        ===========  ========

                                                           SELECT BALANCED PORTFOLIO
                                                           -----------------------
                                                               1997        1996
                                                               ----        ----
INVESTMENT INCOME:
Dividends                                                  $         -  $       -
                                                           -----------  ---------

EXPENSES:
Insurance charges                                               14,166          -
Administrative fees                                              2,005          -
                                                           -----------  ---------
      Net investment income (loss)                             (16,171)         -
                                                           -----------  ---------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold                              98,074          -
    Cost of investments sold                                    93,403          -
                                                           -----------  ---------

      Net realized gain (loss)                                   4,671          -
                                                           -----------  ---------

Change in unrealized gain (loss) on investments:
    Unrealized gain (loss) beginning of year                         -          -
    Unrealized gain (loss) end of year                         146,252          -
                                                           -----------  ---------

      Net change in unrealized gain (loss) for the year        146,252          -
                                                           -----------  ---------

Net increase (decrease) in net assets
      resulting from operations                                134,752          -
                                                           -----------  ---------



UNIT TRANSACTIONS:
Participant purchase payments                                3,168,219          -
Participant transfers from other Travelers accounts          1,085,724          -
Administrative charges                                            (162)         -
Contract surrenders                                             (6,000)         -
Participant transfers to other Travelers accounts             (129,496)         -
Other payments to participants                                       -          -
                                                           -----------  ---------

    Net increase (decrease) in net assets resulting
      from unit transactions                                 4,118,285          -
                                                           -----------  ---------

      Net increase (decrease) in net assets                  4,253,037          -



NET ASSETS:
    Beginning of year                                                -          -
                                                           -----------  ---------

    End of year                                            $ 4,253,037  $       -
                                                           ===========  =========

SELECT CONSERVATIVE PORTFOLIO   SELECT INCOME PORTFOLIO              COMBINED
---------------------------     -----------------------  ---------------------------------
    1997         1996              1997        1996            1997                1996
    ----         ----              ----        ----            ----                ----


$        -  $            -      $       -  $         -   $     9,991,782     $    30,140,850
----------  --------------      ---------  -----------   ---------------     ---------------


     3,354               -          2,750            -        14,861,228           9,274,982
       470               -            359            -         2,087,661           1,298,993
----------  --------------      ---------  -----------   ---------------     ---------------
    (3,824)              -         (3,109)           -        (6,957,107)         19,566,875
----------  --------------      ---------  -----------   ---------------     ---------------




    66,504               -         49,846            -       126,237,914          44,883,919
    63,317               -         47,869            -       109,741,686          42,369,055
----------  --------------      ---------  -----------   ---------------     ---------------

     3,187               -          1,977            -        16,496,228           2,514,864
----------  --------------      ---------  -----------   ---------------     ---------------


         -               -              -            -       149,706,480          33,086,025
    30,222               -         28,026            -       350,653,206         149,706,480
----------  --------------      ---------  -----------   ---------------     ---------------

    30,222               -         28,026            -       200,946,726         116,620,455
----------  --------------      ---------  -----------   ---------------     ---------------


    29,585               -         26,894            -       210,485,847         138,702,194
----------  --------------      ---------  -----------   ---------------     ---------------




   646,740               -        481,126            -       247,618,592         383,170,981
   317,835               -        337,991            -       271,785,612         180,135,696
       (41)              -            (12)           -          (255,069)           (194,398)
      (491)              -         (6,388)           -       (46,085,851)        (20,667,720)
   (76,371)              -        (60,881)           -      (209,625,801)       (112,209,151)
         -               -              -            -       (12,044,229)         (8,630,013)
----------  --------------      ---------  -----------   ---------------     ---------------


   887,672               -        751,836            -       251,393,254         421,605,395
----------  --------------      ---------  -----------   ---------------     ---------------

   917,257               -        778,730            -       461,879,101         560,307,589




         -               -              -            -     1,139,733,518         579,425,929
----------  --------------      ---------  -----------   ---------------     ---------------

$  917,257  $            -      $ 778,730  $         -   $ 1,601,612,619     $ 1,139,733,518
==========  ==============      =========  ===========   ===============     ===============

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                                  VAN KAMPEN
                                                                                AMERICAN CAPITAL
                                               ALLIANCE GROWTH PORTFOLIO       ENTERPRISE PORTFOLIO
                                              ----------------------------   --------------------------
                                                  1997           1996           1997           1996
Accumulation and annuity units
   beginning of year                           150,544,940     99,904,339     55,989,980     33,041,812
Accumulation units purchased and
   transferred from other Travelers accounts    42,358,182     62,183,855     19,647,366     26,338,152
Accumulation units redeemed and
   transferred to other Travelers accounts     (18,532,586)   (11,542,721)    (6,733,723)    (3,389,984)
Annuity units                                         (514)          (533)             -              -
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                 174,370,022    150,544,940     68,903,623     55,989,980
                                              ============   ============   ============   ============

                                                 G.T. GLOBAL STRATEGIC            SMITH BARNEY
                                                    INCOME PORTFOLIO          HIGH INCOME PORTFOLIO
                                              ----------------------------  ----------------------------
                                                  1997           1996           1997           1996
                                                  ----           ----           ----           ----
Accumulation and annuity units
   beginning of year                            14,300,516      9,019,702     40,668,816     23,908,189
Accumulation units purchased and
   transferred from other Travelers accounts     4,165,404      6,140,644     16,761,800     21,206,906
Accumulation units redeemed and
   transferred to other Travelers accounts      (2,748,441)      (859,551)    (5,538,973)    (4,445,210)
Annuity units                                         (269)          (279)        (1,023)        (1,069)
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                  15,717,210     14,300,516     51,890,620     40,668,816
                                              ============   ============   ============   ============


                                                  SMITH BARNEY INCOME            SMITH BARNEY
                                                  AND GROWTH PORTFOLIO      MONEY MARKET PORTFOLIO
                                              ----------------------------  ----------------------------
                                                  1997           1996           1997           1996
                                                  ----           ----           ----           ----
Accumulation and annuity units
   beginning of year                            69,649,025     38,482,886     59,848,388     45,699,686
Accumulation units purchased and
   transferred from other Travelers accounts    24,091,442     34,571,705     83,235,342     78,328,712
Accumulation units redeemed and
   transferred to other Travelers accounts      (7,208,302)    (3,405,566)   (96,367,128)   (64,179,188)
Annuity units                                            -              -           (787)          (822)
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                  86,532,165     69,649,025     46,715,815     59,848,388
                                              ============   ============   ============   ============


                                                      SMITH BARNEY                     MFS
                                                 PACIFIC BASIN PORTFOLIO    TOTAL RETURN PORTFOLIO
                                              ----------------------------  ----------------------------
                                                  1997           1996           1997           1996
                                                  ----           ----           ----           ----
Accumulation and annuity units
   beginning of year                            14,000,600      8,375,185     82,925,658     51,286,236
Accumulation units purchased and
   transferred from other Travelers accounts     7,773,179      8,058,171     26,536,279     37,667,058
Accumulation units redeemed and
   transferred to other Travelers accounts      (7,960,727)    (2,432,335)    (8,259,138)    (6,026,937)
Annuity units                                         (406)          (421)          (674)          (699)
                                              ------------   ------------   ------------   ------------
Accumulation and annuity units
   end of year                                  13,812,646     14,000,600    101,202,125     82,925,658
                                              ============   ============   ============   ============



                                                     TBC MANAGED
                                                   INCOME PORTFOLIO
                                              -------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            17,878,278    13,076,945
Accumulation units purchased and
   transferred from other Travelers accounts     6,498,071     7,771,745
Accumulation units redeemed and
   transferred to other Travelers accounts      (3,398,707)   (2,970,412)
Annuity units                                            -             -
                                              ------------   -----------
Accumulation and annuity units
   end of year                                  20,977,642    17,878,278
                                              ============   ===========


                                              SMITH BARNEY INTERNATIONAL
                                                    EQUITY PORTFOLIO
                                              ---------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            94,215,932    59,503,877
Accumulation units purchased and
   transferred from other Travelers accounts    29,649,820    40,470,047
Accumulation units redeemed and
   transferred to other Travelers accounts     (17,723,476)   (5,757,002)
Annuity units                                         (955)         (990)
                                              ------------   -----------
Accumulation and annuity units
   end of year                                 106,141,321    94,215,932
                                              ============   ===========


                                                   PUTNAM DIVERSIFIED
                                                    INCOME PORTFOLIO
                                              ---------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            55,686,585    34,727,849
Accumulation units purchased and
   transferred from other Travelers accounts    16,004,365    25,380,256
Accumulation units redeemed and
   transferred to other Travelers accounts      (7,196,409)   (4,419,852)
Annuity units                                       (1,602)       (1,668)
                                              ------------   -----------
Accumulation and annuity units
   end of year                                  64,492,939    55,686,585
                                              ============   ===========


                                                      AIM CAPITAL
                                                APPRECIATION PORTFOLIO
                                              ---------------------------
                                                  1997          1996
                                                  ----          ----
Accumulation and annuity units
   beginning of year                            83,947,101    25,760,350
Accumulation units purchased and
   transferred from other Travelers accounts    37,010,944    64,913,879
Accumulation units redeemed and
   transferred to other Travelers accounts     (14,133,595)   (6,727,128)
Annuity units                                            -             -
                                              ------------   -----------
Accumulation and annuity units
   end of year                                 106,824,450    83,947,101
                                              ============   ===========

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND BD
  FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996 (CONTINUED)



                                                       MFS EMERGING                TOTAL RETURN                SELECT HIGH
                                                  OPPORTUNITY PORTFOLIO              PORTFOLIO               GROWTH PORTFOLIO
                                                 -----------------------   ------------------------------  --------------------
                                                    1997         1996          1997            1996          1997       1996
Accumulation and annuity units
   beginning of year                               5,570,213          -       68,066,825      37,437,245           -         -
Accumulation units purchased and
   transferred from other Travelers accounts      20,562,526   5,584,170      26,427,090      34,750,074     908,116         -
Accumulation units redeemed and
   transferred to other Travelers accounts        (2,366,709)   (13,957)      (6,829,703)     (4,120,494)    (74,236)        -
Annuity units                                              -          -                -               -           -         -
                                                 -----------   --------    -------------  --------------   ---------  --------
Accumulation and annuity units
   end of year                                    23,766,030   5,570,213      87,664,212      68,066,825     833,880         -
                                                 ===========   ========    =============  ==============   =========  ========


                                                      SELECT GROWTH             SELECT BALANCED           SELECT CONSERVATIVE
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                 -----------------------   ------------------------------  --------------------
                                                    1997         1996          1997            1996          1997       1996
                                                    ----         ----          ----            ----          ----       ----
Accumulation and annuity units
   beginning of year                                       -          -                -               -           -         -
Accumulation units purchased and
   transferred from other Travelers accounts       3,840,022          -        4,022,149               -     901,166         -
Accumulation units redeemed and
   transferred to other Travelers accounts          (174,800)         -         (129,443)              -     (72,645)        -
Annuity units                                              -          -                -               -           -         -
                                                 -----------   --------    -------------  --------------   ---------  --------
Accumulation and annuity units
   end of year                                     3,665,222          -        3,892,706               -     828,521         -
                                                 ===========   ========    =============  ==============   =========  ========


                                                       SELECT INCOME
                                                         PORTFOLIO                    COMBINED
                                                 -----------------------   ------------------------------
                                                    1997         1996          1997            1996
                                                    ----         ----          ----            ----
Accumulation and annuity units
   beginning of year                                       -          -      813,292,857     480,224,301
Accumulation units purchased and
   transferred from other Travelers accounts         768,659          -      371,161,922     453,365,374
Accumulation units redeemed and
   transferred to other Travelers accounts           (63,923)         -     (205,512,664)   (120,290,337)
Annuity units                                              -          -           (6,230)         (6,481)
                                                 -----------   --------    -------------  --------------

Accumulation and annuity units
   end of year                                       704,736          -      978,935,885     813,292,857
                                                 ===========   ========    =============  ==============

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of The Travelers Fund BD for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund BD for Variable Annuities as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1997, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund BD for Variable Annuities as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 19, 1998

                             Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              Hartford, Connecticut









This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund BD for Variable Annuities or Fund BD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.


VG - FNDBD   (Annual)   (12-97)   Printed in U.S.A.